Employees' Stock Option Plans (ESOP)	12 Months Ended
Mar. 31, 2020
Employee Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employees' Stock Option Plans (ESOP)

2.17 Employees' Stock Option Plans (ESOP)

Accounting policy

The Group recognizes compensation expense relating to share-based payments in net profit based on estimated fair- value of the awards on the grant date. The estimated fair value of awards is recognized as an expense in profit & loss on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was in-substance, multiple awards with a corresponding increase to share premium

2015 Stock Incentive Compensation Plan (the 2015 Plan): On March 31, 2016, pursuant to the approval by the shareholders through postal ballot, the Board was authorized to introduce, offer, issue and allot share-based incentives to eligible employees of the Company and its subsidiaries under the 2015 Stock Incentive Compensation Plan (the 2015 Plan). The maximum number of shares under the 2015 Plan shall not exceed 24,038,883 equity shares (this includes 11,223,576 equity shares which are held by the trust towards the 2011 Plan as at March 31, 2016). These instruments will generally vest over a period of 4 years and the Company expects to grant the instruments under the 2015 Plan over the period of 4 to 7 years. The plan numbers mentioned above would further be adjusted for the September 2018 bonus issue.

The equity settled and cash settled RSUs and stock options would vest generally over a period of 4 years and shall be exercisable within the period as approved by the Nomination and Remuneration Committee (NARC). The exercise price of the RSUs will be equal to the par value of the shares and the exercise price of the stock options would be the market price as on the date of grant.

Consequent to the September 2018 bonus issue, all the then outstanding options granted under the stock option plan have been adjusted for bonus shares. Unless otherwise stated, all the prior period share numbers, share prices and weighted average exercise prices in this note have been adjusted to give effect to the September 2018 bonus issue.

Controlled trust holds 18,239,356 and 20,324,982 shares as at March 31, 2020 and March 31, 2019, respectively, under the 2015 Plan, out of which, 200,000 and 200,000 equity shares have been earmarked for welfare activities of the employees as at March 31, 2020 and March 31, 2019, respectively.

Infosys Expanded Stock Ownership Program 2019 (the 2019 Plan):

On June 22, 2019, pursuant to approval by the shareholders in the Annual General Meeting, the Board has been authorized to introduce, offer, issue and provide share-based incentives to eligible employees of the Company and its subsidiaries under the 2019 Plan. The maximum number of shares under the 2019 Plan shall not exceed 50,000,000 equity shares. To implement the 2019 Plan, upto 45,000,000 equity shares may be issued by way of secondary acquisition of shares by Infosys Expanded Stock Ownership Trust. The RSUs granted under the 2019 Plan shall vest based on the achievement of defined annual performance parameters as determined by the administrator (Nomination and Remuneration Committee). The performance parameters will be based on a combination of relative Total Shareholder Return (TSR) against selected industry peers and certain broader market domestic and global indices and operating performance metrics of the company as decided by administrator. Each of the above performance parameters will be distinct for the purposes of calculation of quantity of shares to vest based on performance. These instruments will generally vest between a minimum of 1 to maximum of 3 years from the grant date.

The following is the summary of grants made during fiscal 2020, 2019 and 2018 under the 2015 Plan and 2019 Plan:

Particulars	Fiscal 2020	Fiscal 2019	Fiscal 2018
2015 Plan
RSU and ESOP - Equity settled
KMPs*	506,526	696,480	2,199,146
Employees other than KMPs	3,347,650	3,644,220	3,345,220
	3,854,176	4,340,700	5,544,366

RSU and ESOP - Incentive units- cash settled
KMPs*	180,400	—	—
Other employees	475,740	74,090	100,080
	656,140	74,090	100,080
2019 Plan
RSU - Equity settled
KMPs	352,793	—	—
Employees other than KMPs	1,738,500	—	—
	2,091,293	—	—

Total grants	6,601,609	4,414,790	5,644,446

Information in the table above is adjusted for September 2018 bonus issue, wherever applicable.

*	Upon Dr. Vishal Sikka's (Ex-CEO) resignation from the roles of the company, the unvested RSUs and ESOPs have been forfeited

Refer to Note 2.20 for details on appointment and resignation of KMPs

Notes on grants to KMP

CEO & MD:

Under the 2015 Plan:

The Board, on April 12, 2019, based on the recommendations of the Nomination and Remuneration Committee, approved the performance-based grant of RSUs amounting to ₹13 crore (approximately $2 million) for the financial year 2020. These RSUs will vest in line with the employment agreement based on achievement of certain performance targets. Accordingly, 177,887 performance based RSUs were granted effective May 2, 2019.

In accordance with the shareholders approval in the Annual General Meeting held on June 22, 2019, the Board, based on the recommendations of the Nomination and Remuneration Committee, approved to amend the vesting period of the annual performance equity grant from three years to one year. Accordingly, the vesting period of 217,200 (adjusted for September 2018 bonus issue) performance based RSUs granted effective May 2, 2018 and 177,887 performance based RSUs granted effective May 2, 2019 have been amended to one year.

In accordance with the employee agreement which has been approved by the shareholders, the CEO is eligible to receive an annual grant of RSUs of fair value ₹3.25 crore (approximately $0.50 million) which will vest overtime in three equal annual installments upon the completion of each year of service from the respective grant date. Accordingly, annual time-based grant of 41,782 RSUs was made effective February 27, 2020.

Though the annual time based grants for the remaining employment term ending on March 31, 2023 have not been granted as of March 31, 2020, since the service commencement date precedes the grant date, the company has recorded employment stock compensation expense in accordance with IFRS 2, Share based payments.

Under the 2019 Plan:

In accordance with the shareholders approval in the Annual General Meeting held on June 22, 2019, the Board, based on the recommendations of the Nomination and Remuneration Committee, approved performance-based grant of RSUs amounting to ₹10 crore (approximately $1.50 million). These RSUs will vest in line with the employment agreement based on Company’s achievement of certain performance targets set in 2019 Plan. Accordingly, 134,138 performance based RSUs were granted effective June 22, 2019.

COO and Whole-time director

Under the 2015 Plan:

On February 20, 2020, based on the recommendations of the Nomination and Remuneration Committee, the Board, approved time-based grant of 58,650 RSUs granted effective February 27, 2020.

Under the 2019 Plan:

In accordance with the shareholders approval in the Annual General Meeting held on June 22, 2019, the Board, based on the recommendations of the Nomination and Remuneration Committee, approved performance-based grant of RSUs amounting to ₹4 crore (approximately $0.50 million) for financial year 2020 under the 2019 Plan. These RSUs will vest in line with the employment agreement based on achievement of certain performance targets. Accordingly, 53,655 performance based RSUs were granted effective June 22, 2019.

Other KMPs

Under the 2015 Plan:

On April 12, 2019, based on the recommendations of the Nomination and Remuneration Committee, in accordance with employment agreement, the Board, approved performance-based grant of 10,263 RSUs and time based grant of 23,946 RSUs to other KMP. The grants were made effective May 2, 2019. The time based RSUs will generally vest over four years and the performance based RSUs will vest over three years based on certain performance targets.

On February 20, 2020, based on the recommendations of the Nomination and Remuneration Committee, the Board, approved time based grant of 374,398 RSUs to other KMPs. The grants were made effective February 27, 2020. These RSUs will vest over four years.

Under the 2019 Plan:

On February 20, 2020, based on the recommendations of the Nomination and Remuneration Committee, the Board, approved performance based grants of 165,000 RSUs to other KMPs. The grants were made effective February 27, 2020. These RSUs will vest over three years based on achievement of certain performance targets.

Share based payment arrangements that were modified during the year ended March 31, 2020:

During the year ended March 31, 2020, the company issued stock appreciation rights as replacement for outstanding ADS settled RSU and ESOP awards. The replacement was pursuant to SEBI Circular 'Framework for issue of Depository Receipts' dated October 10, 2019 which prohibited companies to allot ADS to Indian residents and Non resident Indians. The awards were granted after necessary approvals from the NARC. All other terms and conditions of the replaced awards remain the same as the original award.

The replacement awards was accounted as a modification and the fair value on the date of modification of $8 million is recognized as financial liability with a corresponding adjustment to equity.

As at March 31, 2020 and March 31, 2019, cash settled options outstanding (net of forfeitures) were 1,756,521 and 177,454 (adjusted for September 2018 bonus issue), respectively. The carrying value of liability towards cash settled share based payments was $6 million and $1 million, respectively as at March 31, 2020 and March 31, 2019, respectively.

Break-up of employee stock compensation expense

(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Granted to:
KMP (1)	8	5	(2)
Employees other than KMP	26	24	15
Total	34	29	13
Cash settled stock compensation expense included in the above	1	1	1

(1)	Included a reversal of stock compensation cost of $5 million for fiscal 2018, towards forfeiture of stock incentives granted to Dr. Vishal Sikka (ex-CEO) upon his resignation.

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2020 is set out below:

	Year ended March 31, 2020
	Shares arising out of options	Weighted average exercise price($)
2015 Plan -RSU
Outstanding at the beginning	9,181,198	0.05
Granted	3,854,176	0.07
Exercised	2,561,218	0.04
Modification to cash settled awards	1,061,820	—
Forfeited and expired	631,438	0.05
Outstanding at the end	8,780,898	0.05
Exercisable at the end	392,185	0.03
2015 Plan-ESOP
Outstanding at the beginning	1,623,176	7.46
Granted	—	—
Exercised	104,796	7.26
Modification to cash settled awards	351,550	—
Forfeited and expired	66,500	7.43
Outstanding at the end	1,100,330	7.13
Exercisable at the end	780,358	7.17
2019 Plan: RSU
Outstanding at the beginning	—	—
Granted	2,091,293	0.07
Exercised	—	—
Forfeited and expired	—	—
Outstanding at the end	2,091,293	0.07
Exercisable at the end	—	—

The activity in the 2015 Plan for equity-settled share based payment transaction during fiscal 2019 is set out below:

	Year ended March 31, 2019
	Shares arising out of options	Weighted average exercise price($)
2015 Plan -RSU
Outstanding at the beginning	7,500,818	0.04
Granted	4,340,700	0.05
Exercised	1,864,510	0.04
Forfeited and expired	795,810	0.04
Outstanding at the end	9,181,198	0.05
Exercisable at the end	235,256	0.04
2015 Plan-ESOP
Outstanding at the beginning	1,933,826	7.62
Granted	—	—
Exercised	117,350	7.35
Forfeited and expired	193,300	7.43
Outstanding at the end	1,623,176	7.46
Exercisable at the end	698,500	7.46

Information in the above table is adjusted for September 2018 bonus issue.

The activity in the 2015 Plan for equity-settled share based payment transaction during fiscal 2018 is set out below:

	Year ended March 31, 2018
	Shares arising out of options	Weighted average exercise price($)
2015 Plan -RSU
Outstanding at the beginning	5,922,746	0.04
Granted	4,561,216	0.04
Forfeited and expired	1,296,434	0.04
Exercised	1,686,710	0.04
Outstanding at the end	7,500,818	0.04
Exercisable at the end	48,410	0.04
2015 Plan-ESOP
Outstanding at the beginning	2,395,300	7.63
Granted	983,150	7.31
Forfeited and expired	104,824	7.63
Exercised	1,339,800	7.42
Outstanding at the end	1,933,826	7.62
Exercisable at the end	393,824	7.63

Information in the above table is adjusted for September 2018 bonus issue.

During fiscal 2020, 2019 and 2018, the weighted average share price of options exercised under the 2015 Plan on the date of exercise was $10.49, $10.01 and $7.74, respectively

The following table summarizes information about equity settled RSUs and ESOPs outstanding as of March 31, 2020:

	2019 plan - Options outstanding			2015 plan - Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
American Depositary Share (ADS) and Indian Equity Shares (IES)
0 - 0.07 (RSU)	2,091,293	1.76	0.07	8,780,898	1.59	0.05
6 - 8 (ESOP)	—	—	—	1,100,330	3.48	7.13
	2,091,293	1.76	0.07	9,881,228	1.80	0.84

The following table summarizes information about equity settled RSUs and ESOPs (under the 2015 Plan) outstanding as at March 31, 2019:

	2015 Plan - Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
0 - 0.04 (RSU)	9,181,198	1.70	0.05
6 - 8 (ESOP)	1,623,176	5.04	7.46
	10,804,374	2.20	1.16

Information in the above table is adjusted for September 2018 bonus issue.

The fair value of the awards are estimated using the Black-Scholes Model for time and non-market performance based options and Monte Carlo simulation model is used for TSR based options.

The inputs to the model include the share price at date of grant, exercise price, expected volatility, expected dividends, expected term and the risk free rate of interest. Expected volatility during the expected term of the options is based on historical volatility of the observed market prices of the Company's publicly traded equity shares during a period equivalent to the expected term of the options. Expected volatility of the comparative company have been modelled based on historical movements in the market prices of their publicly traded equity shares during a period equivalent to the expected term of the options. Correlation coefficient is calculated between each peer entity and the indices as a whole or between each entity in the peer group.

The fair value of each equity settled award is estimated on the date of grant using the following assumptions:

	For options granted in
	Fiscal 2020- Equity Shares-RSU	Fiscal 2020- ADS- RSU
Weighted average share price (₹) / ($- ADS)	728	10.52
Exercise price (₹)/ ($- ADS)	5.00	0.07
Expected volatility (%)	22-30	22-26
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2-3	2-3
Risk-free interest rate (%)	6-7	1-3
Weighted average fair value as on grant date (₹) / ($- ADS)	607	7.84

	For options granted in
	Fiscal 2019- Equity Shares-RSU	Fiscal 2019- ADS- RSU
Weighted average share price (₹) / ($- ADS)*	696	10.77
Exercise price (₹)/ ($- ADS)*	3.31	0.06
Expected volatility (%)	21-25	22-26
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2.65	2.65
Risk-free interest rate (%)	7-8	2-3
Weighted average fair value as on grant date (₹) / ($- ADS)*	648	10.03

*	Adjusted for September 2018 bonus issue

	For options granted in
	Fiscal 2018- Equity Shares-RSU	Fiscal 2018- Equity shares ESOP	Fiscal 2018- ADS-RSU	Fiscal 2018- ADS- ESOP
Weighted average share price (₹) / ($- ADS)*	572	461	8.31	7.32
Exercise price (₹)/ ($- ADS)*	2.50	459	0.04	7.33
Expected volatility (%)	20-25	25-28	21-26	25-31
Expected life of the option (years)	1 - 4	3 - 7	1 - 4	3 - 7
Expected dividends (%)	2.78	2.78	2.74	2.74
Risk-free interest rate (%)	6 - 7	6 - 7	1 - 2	1 - 2
Weighted average fair value as on grant date (₹) / ($- ADS)*	533	127	7.74	1.47

*	Adjusted for September 2018 bonus issue

The expected life of the RSU/ESOP is estimated based on the vesting term and contractual term of the RSU/ESOP, as well as expected exercise behavior of the employee who receives the RSU/ESOP.